Investment in joint venture (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Investment in joint venture	$ 5,945,471	$ 0
Share of loss in an equity investee	117,188	0	0
Shaanxi Zhongmao Economy Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Initial Cost	6,064,557
Ownership	51.00%
Investment in joint venture	5,945,471	0
Equity interest held by partners	49.00%
Net income/(loss) of investee	(229,781)
Share of loss in an equity investee	117,188
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 4,241,734